COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitments
At December 31, 2018, we have commitments as detailed below.

	Total	Less than 1 year	2 years	3 years	4 years	5 years	Thereafter
(millions of Canadian dollars)
Annual debt maturities[1]	62,967	3,255	9,262	2,389	4,571	5,963	37,527
Interest obligations[2]	30,236	2,459	2,279	2,103	2,022	1,883	19,490
Purchase of services, pipe and other materials, including transportation[3,4]	10,493	3,833	1,473	1,000	754	406	3,027
Operating leases	1,079	132	134	100	98	93	522
Capital leases	23	7	—	—	2	2	12
Maintenance agreements	477	52	51	51	50	22	251
Land lease commitments	651	21	21	21	21	22	545
Total	105,926	9,759	13,220	5,664	7,518	8,391	61,374

1
Includes debentures, term notes, commercial paper and credit facility draws based on the facility's maturity date and excludes short-term borrowings, debt discount, debt issue costs and capital lease obligations. We have the ability under certain debt facilities to call and repay the obligations prior to scheduled maturities. Therefore, the actual timing of future cash repayments could be materially different than presented above.

2	Includes debentures and term notes bearing interest at fixed, floating and fixed-to-floating rates.

3	Includes capital and operating commitments.

4	Consists primarily of gas transportation and storage contracts, firm capacity payments and gas purchase commitments, transportation, service and product purchase obligations, and power commitments.